CONSOLIDATED BALANCE SHEET DECEMBER 31, 2023	Dec. 31, 2023 USD ($)
ASSETS
CASH	$ 1,147,295
TOTAL ASSETS	16,994,535
LIABILITIES AND MEMBERS' EQUITY
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	652,462
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	16,994,535
Block 40 L L C 2023 [Member]
ASSETS
RENTAL PROPERTY, NET	126,799,897
CASH	1,649,982
RESTRICTED CASH	1,082,969
TENANT RECEIVABLES, NET	53,043
ADVANCES TO AFFILIATES	175,466
PREPAID EXPENSES AND OTHER ASSETS	795,508
FAIR VALUE OF INTEREST RATE CAP	1,249,025
TOTAL ASSETS	131,805,890
LIABILITIES AND MEMBERS' EQUITY
NOTE PAYABLE, NET	81,224,635
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3,616,850
UNEARNED RENT	105,717
TENANT SECURITY DEPOSITS	360,623
MEMBERS' EQUITY	46,498,065
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 131,805,890